Operations and Summary of Significant Accounting Principles - Schedule of Significant Acquisitions and Disposals of Property, Plant and Equipment (Detail)	12 Months Ended
Feb. 28, 2018
Business Combinations [Abstract]
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 1	7.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 2	20.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 3	5.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 4	20.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 5	8.00%
Operations And Summary Of Significant Accounting Principles Schedule Of Significant Acquisitions And Disposals Of Property, Plant And Equipment 6	20.00%